SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 2)	12 Months Ended			36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Property, plant and equipment
Minimum useful life of property, plant and equipment required for capitalization at historical cost	1 year
Income taxes
Corporate income tax rate (as a percent)	20.00%	20.00%	20.00%	20.00%
Income tax rate on dividends paid (as a percent)	9.00%